EARNINGS PER SHARE (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	¥ 924,352,495	¥ 405,575,533	¥ 142,191,365
Less: Net (loss)/income attributable to non-controlling interests	25,690,269	(903,161)	485,676
Net income attributable to JinkoSolar's ordinary shareholders	898,662,226	406,478,694	141,705,689
Dilutive effects of call option	(91,066,662)
Numerator for diluted income per share	¥ 807,595,564	¥ 406,478,694	¥ 141,705,689
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	169,363,306	153,806,379	128,944,330
Dilutive effects of call option	(4,705,479)
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	166,567,757	154,704,166	131,687,230
Continuing operations:
Basic earnings per share attributable to JinkoSolar's ordinary shareholders	¥ 5.31	¥ 2.64	¥ 1.10
Diluted earnings per share attributable to JinkoSolar's ordinary shareholders	¥ 4.85	¥ 2.63	¥ 1.08
Stock Options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive effects of share options	1,909,930	897,786	2,742,900